Document and Entity Information	Jun. 22, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Cartesian Growth Corp II
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001889112
Document Type	8-K
Document Period End Date	Jun. 22, 2022
Entity Incorporation State Country Code	E9
Entity File Number	001-41378
Entity Address, Address Line One	505 Fifth Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	461-6363
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one class A ordinary share and one-third of one warrant
Trading Symbol	RENEU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RENE
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	RENEW
Security Exchange Name	NASDAQ